Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic net earnings	$ 646,779	$ 676,656	$ 683,153	$ 354,179	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 2,360,767	$ 1,318,688	$ 796,271
Earnings allocated to participating securities, Basic									(9,344)	(4,549)	(2,632)
Net earnings available to common stockholders, Basic									$ 2,351,423	$ 1,314,139	$ 793,639
Average shares outstanding									315,858	319,990	319,563
Basic net earnings per share	$ 2.08	$ 2.13	$ 2.14	$ 1.11	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 7.44	$ 4.11	$ 2.48
Diluted net earnings	$ 646,779	$ 676,656	$ 683,153	$ 354,179	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 2,360,767	$ 1,318,688	$ 796,271
Earnings allocated to participating securities, Diluted									(9,317)	(4,539)	(2,631)
Net earnings available to common stockholders, Diluted									$ 2,351,450	$ 1,314,149	$ 793,640
Basic shares outstanding									315,858	319,990	319,563
Dilutive effect of stock options and other									875	783	259
Diluted average shares outstanding									316,733	320,773	319,822
Diluted net earnings per share	$ 2.07	$ 2.13	$ 2.13	$ 1.10	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 7.42	$ 4.10	$ 2.48